Significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Multiple foreign currency exchange rates

The currencies which most influence the Company’s foreign currency translations and the relevant exchange rates were:

	Three months ended
	July 31, 2012	July 31, 2011
Average rates:
US $/£	1.568718	1.624199
US $/CAD	0.983091	1.034126
US $/NOK	0.166634	0.183454
US $/AUD	1.008455	1.068873
US $/€	1.253834	1.434333

Period end rates:
US $/£	1.568504	1.645418
US $/CAD	0.998602	1.048438
US $/NOK	0.166068	0.185993
US $/AUD	1.052127	1.099916
US $/€	1.231376	1.438666

The currencies which most influence these translations and the relevant exchange rates were:

	2012	2011	2009

Average rates:

US $/£	1.592488	1.564049	1.601810
US $/CAD	1.004218	0.987654	0.932749
US $/NOK	0.177044	0.167802	0.167335
US $/AUD	1.042780	0.954370	0.867456
US $/€	1.366640	1.330173	1.414793

Period end rates, April 30:

US $/£	1.622622	1.663547	1.530645
US $/CAD	1.011736	1.051414	0.988533
US $/NOK	0.174524	0.189675	0.169435
US $/AUD	1.041076	1.089160	0.930506
US $/€	1.322845	1.478393	1.330170